ACQUISITION OF EXTRACTION TECHNOLOGIES, LLC (Tables)	12 Months Ended
Jun. 30, 2022
ACQUISITION OF EXTRACTION TECHNOLOGIES, LLC (Tables)
Liabilities assumed and allocation
Consideration paid	$
3,000,000 Common shares	953,250
Earnout share consideration	-
Total consideration:	953,250

Purchase Price Allocation
Accounts receivable	2,258
Inventory	5,178
Bank overdraft	(2,266)
Capital assets	1,777,385
Mortgage payable	(829,305)
953,250